Summary of Significant Accounting Policies: - Revenue Recognition (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	$ 1,368,295	$ 1,214,362	$ 974,175
Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	1,024,392	853,016	636,717
Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	209,287	236,086	196,043
Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	134,616	125,260	141,415
US
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	1,214,418	1,070,173	822,028
US | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	1,007,135	835,957	626,490
US | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	207,283	234,216	195,538
CA
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	144,409	133,035	143,864
CA | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	7,789	5,905	1,944
CA | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	2,004	1,870	505
CA | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	134,616	125,260	141,415
MX
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	9,468	11,154	8,283
MX | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	9,468	11,154	8,283
Fastening and Hardware
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	838,358	728,489	718,455
Fastening and Hardware | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	706,865	607,247	581,269
Fastening and Hardware | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	131,493	121,242	137,186
Personal Protective
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	317,766	245,769	55,448
Personal Protective | Hardware and Protective Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	317,527	245,769	55,448
Personal Protective | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	239
Keys and Key Accessories
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	160,706	189,460	148,115
Keys and Key Accessories | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	157,828	185,451	143,898
Keys and Key Accessories | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	2,878	4,009	4,217
Engraving
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	51,429	50,622	52,157
Engraving | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	51,423	50,613	52,145
Engraving | Canada
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	6	9	$ 12
Resharp
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	36	22
Resharp | Robotics and Digital Solutions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Consolidated	$ 36	$ 22